Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity
			Weighted Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value

Outstanding as of December 31, 2013	105,000	$11.03	2.6	$-
Granted	-
Cancelled	(47,000)	$10.31
Exercised	-

Outstanding as of September 30, 2014	58,000	$11.62	3.2	$-

Exercisable as of September 30, 2014	58,000	$11.62	3.2	$-

	Options	Weighted Average Exercise Price
Outstanding at December 31, 2011	186,000	$10.60
Granted	15,000	10.00
Cancelled	(64,000)	10.05
Outstanding at December 31, 2012	137,000	$9.70
Granted	-	-
Exercised	-	-
Cancelled	(32,000)	10.06
Forfeited	-	-
Outstanding at December 31, 2013	105,000	$11.03
Exercisable	105,000	$11.03

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity
			Weighted Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value

Outstanding as of December 31, 2013	19,556,983	$3.60	4.7	$-
Granted	1,483,000	$2.50
Cancelled	-
Exercised	-

Outstanding as of September 30, 2014	21,039,983	$3.02	4.5	$-

Exercisable as of September 30, 2014	21,039,983	$3.02	4.5	$-

		Weighted Average
	Warrants	Exercise Price
Outstanding at December 31, 2011	7,033,392	13.60
Granted	665,150	9.55
Exercised	(1,282,940)	4.50
Cancelled	(3,923,518)	15.50
Forfeited	(425,000)	15.20
Outstanding at December 31, 2012	2,007,083	13.90
Granted	17,639,700	.40
Exercised	(65,050)	13.26
Cancelled	(24,750)	5.56
Forfeited	-	-
Outstanding at December 30, 2013	19,556,983	$3.60
Exercisable	19,556,983	$3.60